Share-Based Payments - Summary of Information on Warrants Activity (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	899,225		852,260
Warrants exercisable, granted	0	0
Warrants exercisable, exercised	0	0
Warrants exercisable, forfeited or expired	0	0
Option exercisable, ending balance	896,225	899,225
Weighted- average exercise price per share, beginning balance	€ 27,150		€ 25,860
Weighted- average exercise price per share, granted	0	€ 0
Weighted- average exercise price per share, exercised		0
Weighted- average exercise price per share, forfeited or expired	0	0
Weighted- average exercise price per share, ending balance	€ 27,180	€ 27,150
Option outstanding, beginning balance	899,225		918,927
Warrants outstanding, granted	0	0
Warrants outstanding, exercised	(3,000)	(19,702)
Warrants outstanding, forfeited or expired	0	0
Option outstanding, ending balance	896,225	899,225
Weighted average exercise price per share, beginning balance	€ 27,150		€ 26,720
Weighted average exercise price per share, granted	0	€ 0
Weighted average exercise price per share, exercised	18,680	8,280
Weighted average exercise price per share, forfeited or expired	0	0
Weighted average exercise price per share, ending balance	€ 27,180	€ 27,150
Remaining Average Useful Life	4.3y	5.3y	6.2y